Annual Total Returns - Franklin Georgia Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-21 - Franklin Georgia Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	0.50%
Annual Return 2011	11.76%
Annual Return 2012	8.21%
Annual Return 2013	(5.16%)
Annual Return 2014	10.49%
Annual Return 2015	2.12%
Annual Return 2016	1.20%
Annual Return 2017	2.47%
Annual Return 2018	0.53%
Annual Return 2019	6.09%